Debt (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Debt [Line Items]
Financial arrangements of vehicle (in Dollars)	$ 0	$ 380,686
Weighted average interest rate on short debt obligations		7.55%
Minimum [Member] | Financing Arrangements Loans [Member]
Debt [Line Items]
Percentage of payments of debt obligations	4.94%
Maximum [Member] | Financing Arrangements Loans [Member]
Debt [Line Items]
Percentage of payments of debt obligations	11.09%